Contingent Liabilities - Additional Information (Detail) R in Millions, $ in Millions	Dec. 31, 2021 USD ($) company	Dec. 31, 2021 ZAR (R) company	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)
Disclosure of contingent liabilities [line items]
Provisions | $	$ 13.1		$ 18.3		$ 21.2
Silicosis
Disclosure of contingent liabilities [line items]
Number of gold mining companies | company	6	6
Provisions	$ 13.1	R 209.6	$ 18.3	R 268.6
Nominal amount of provision	$ 16.9	R 269.8
Alleged thefts | Randgold and exploration summons
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received						R 43,700.0
Based on value of shares | Alleged thefts | Randgold and exploration summons
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received						R 26,900.0